UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: October 31
Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS
VARIABLE SOCIAL AWARENESS PORTFOLIO
FORM N-Q
JANUARY 31, 2008

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited)	January 31, 2008

Shares	Security	Value

COMMON STOCKS — 69.3%
CONSUMER DISCRETIONARY — 5.3%
Hotels, Restaurants & Leisure — 1.6%
40,800	Yum! Brands Inc.	$1,393,728

Media — 0.9%
16,050	Focus Media Holding Ltd., ADR*	771,203

Multiline Retail — 1.3%
14,850	Macy’s Inc.	410,454
12,200	Target Corp.	678,076

	Total Multiline Retail	1,088,530

Textiles, Apparel & Luxury Goods — 1.5%
16,800	V.F. Corp.	1,299,816

	TOTAL CONSUMER DISCRETIONARY	4,553,277

CONSUMER STAPLES — 7.6%
Beverages — 1.8%
22,800	PepsiCo Inc.	1,554,732

Food & Staples Retailing — 3.1%
47,050	CVS Corp.	1,838,243
27,100	Sysco Corp.	787,255

	Total Food & Staples Retailing	2,625,498

Food Products — 0.7%
52,400	Darling International Inc.*	607,840

Household Products — 2.0%
25,687	Procter & Gamble Co.	1,694,058

	TOTAL CONSUMER STAPLES	6,482,128

ENERGY — 6.7%
Energy Equipment & Services — 2.2%
37,850	Grant Prideco Inc.*	1,884,173

Oil, Gas & Consumable Fuels — 4.5%
22,100	Apache Corp.	2,109,224
27,476	BP PLC, ADR	1,751,595

	Total Oil, Gas & Consumable Fuels	3,860,819

	TOTAL ENERGY	5,744,992

FINANCIALS — 12.5%
Capital Markets — 3.4%
7,200	Goldman Sachs Group Inc.	1,445,544
29,150	T. Rowe Price Group Inc.	1,474,698

	Total Capital Markets	2,920,242

Commercial Banks — 2.3%
58,700	Wells Fargo & Co.	1,996,387

Diversified Financial Services — 3.5%
38,301	Bank of America Corp.	1,698,649
15,750	NYSE Euronext	1,238,738

	Total Diversified Financial Services	2,937,387

Insurance — 3.3%
26,160	American International Group Inc.	1,442,986
19,100	Arch Capital Group Ltd.*	1,345,786

	Total Insurance	2,788,772

	TOTAL FINANCIALS	10,642,788

HEALTH CARE — 11.3%
Biotechnology — 2.9%
11,550	Amgen Inc.*	538,115
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Shares	Security	Value

Biotechnology — 2.9% (continued)
10,500	Genentech Inc.*	$736,995
25,650	Gilead Sciences Inc.*	1,171,948

	Total Biotechnology	2,447,058

Health Care Equipment & Supplies — 3.8%
17,000	Covidien Ltd.	758,710
10,100	Inverness Medical Innovations Inc.*	455,005
21,550	Stryker Corp.	1,443,204
7,105	Zimmer Holdings Inc.*	556,108

	Total Health Care Equipment & Supplies	3,213,027

Health Care Providers & Services — 4.6%
21,550	Aetna Inc.	1,147,753
23,650	Express Scripts Inc.*	1,596,138
17,900	Pediatrix Medical Group Inc.*	1,218,811

	Total Health Care Providers & Services	3,962,702

	TOTAL HEALTH CARE	9,622,787

INDUSTRIALS — 8.1%
Commercial Services & Supplies — 2.7%
45,524	Covanta Holding Corp.*	1,155,854
39,450	Republic Services Inc.	1,183,500

	Total Commercial Services & Supplies	2,339,354

Electrical Equipment — 2.5%
25,540	Emerson Electric Co.	1,298,454
14,750	Suntech Power Holdings Co., Ltd., ADR*	807,267

	Total Electrical Equipment	2,105,721

Machinery — 2.9%
21,400	Deere & Co.	1,878,064
13,050	PACCAR Inc.	612,306

	Total Machinery	2,490,370

	TOTAL INDUSTRIALS	6,935,445

INFORMATION TECHNOLOGY — 11.1%
Communications Equipment — 2.2%
41,700	Cisco Systems Inc.*	1,021,650
31,392	Juniper Networks Inc.*	852,293

	Total Communications Equipment	1,873,943

Computers & Peripherals — 1.1%
40,250	Network Appliance Inc.*	934,605

IT Services — 1.2%
31,200	Accenture Ltd., Class A Shares	1,080,144

Semiconductors & Semiconductor Equipment — 3.7%
40,850	Broadcom Corp., Class A Shares*	901,968
25,350	Linear Technology Corp.	701,435
67,250	Marvell Technology Group Ltd.*	798,257
10,250	MEMC Electronic Materials Inc.*	732,465

	Total Semiconductors & Semiconductor Equipment	3,134,125

Software — 2.9%
32,591	Amdocs Ltd.*	1,078,436
18,100	Microsoft Corp.	590,060
39,100	Oracle Corp.*	803,505

	Total Software	2,472,001

	TOTAL INFORMATION TECHNOLOGY	9,494,818

MATERIALS — 3.1%
Chemicals — 1.9%
9,550	Air Products & Chemicals Inc.	859,691
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Shares	Security	Value

Chemicals — 1.9% (continued)
5,600	Potash Corporation of Saskatchewan Inc.	$788,928

	Total Chemicals	1,648,619

Construction Materials — 0.4%
2,450	Martin Marietta Materials Inc.	300,664

Metals & Mining — 0.8%
6,350	Cleveland-Cliffs Inc.	646,684

	TOTAL MATERIALS	2,595,967

TELECOMMUNICATION SERVICES — 2.1%
Wireless Telecommunication Services — 2.1%
12,300	America Movil SAB de CV, Series L Shares, ADR	736,893
28,750	American Tower Corp., Class A Shares*	1,078,988

	TOTAL TELECOMMUNICATION SERVICES	1,815,881

UTILITIES — 1.5%
Electric Utilities — 1.5%
16,400	Exelon Corp.	1,249,516

	TOTAL COMMON STOCKS (Cost — $54,276,234)	59,137,599

Face
Amount

CORPORATE BONDS & NOTES — 7.0%
Capital Markets — 0.6%
$243,000	Goldman Sachs Group Inc., Senior Notes, 5.700% due 9/1/12	256,915
250,000	Morgan Stanley, Notes, 5.300% due 3/1/13	253,907

	Total Capital Markets	510,822

Chemicals — 0.2%
200,000	Potash Corp. of Saskatchewan Inc., Notes, 5.875% due 12/1/36	188,821

Commercial Banks — 0.6%
275,000	CIT Group Inc., Senior Notes, 4.750% due 12/15/10	261,883
250,000	Wells Fargo Bank NA, Subordinated Notes, 6.450% due 2/1/11	265,965

	Total Commercial Banks	527,848

Consumer Finance — 0.8%
800,000	SLM Corp., Medium-Term Notes, 5.000% due 10/1/13	690,392

Diversified Financial Services — 2.0%
325,000	American General Finance Corp., Notes, 3.875% due 10/1/09	323,783
250,000	Bank of America Corp., Senior Notes, 5.625% due 10/14/16	254,788
325,000	HSBC Finance Corp., Notes, 6.375% due 10/15/11	340,678
225,000	IBM International Group Capital LLC, 5.050% due 10/22/12	234,211
325,000	John Deere Capital Corp., Medium-Term Notes, 5.650% due 7/25/11	343,085
200,000	National Rural Utilities Cooperative Finance Corp., Medium-Term Notes, 8.000% due 3/1/32	239,094

	Total Diversified Financial Services	1,735,639

Insurance — 0.2%
200,000	Genworth Financial Inc., Notes, 6.500% due 6/15/34	193,800

Media — 0.2%
200,000	Comcast Corp., Bonds, 5.650% due 6/15/35	175,223

Oil, Gas & Consumable Fuels — 0.4%
275,000	Apache Corp., Senior Notes, 5.250% due 4/15/13	287,031

Pharmaceuticals — 1.0%
225,000	Abbott Laboratories, 5.600% due 11/30/17	235,257
275,000	AstraZeneca PLC, 5.400% due 9/15/12	290,555
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

Pharmaceuticals — 1.0% (continued)
$300,000	Johnson & Johnson, 5.150% due 8/15/12	$322,965

	Total Pharmaceuticals	848,777

Specialty Retail — 0.3%
275,000	Home Depot Inc., Senior Notes, 5.200% due 3/1/11	276,122

Thrifts & Mortgage Finance — 0.7%
509,000	Federal National Mortgage Association (FNMA), Notes, 5.375% due 6/12/17	556,852

	TOTAL CORPORATE BONDS & NOTES (Cost — $5,949,932)	5,991,327

ASSET-BACKED SECURITIES — 0.6%
Automobiles — 0.3%
130,000	BMW Vehicle Owner Trust, 5.130% due 9/27/10	131,533
88,385	Harley-Davidson Motorcycle Trust, 3.200% due 5/15/12	88,272

	Total Automobiles	219,805

Credit Card — 0.3%
240,000	MBNA Credit Card Master Note Trust, 4.300% due 2/15/11	240,749

	TOTAL ASSET-BACKED SECURITIES (Cost — $455,050)	460,554

MORTGAGE-BACKED SECURITIES — 8.3%
FHLMC — 2.4%
	Federal Home Loan Mortgage Corp. (FHLMC):
477,383	6.000% due 9/1/37	489,597
	Gold:
1,386,622	5.000% due 7/1/35-6/1/36	1,381,177
139,411	7.500% due 8/1/36	147,969

	TOTAL FHLMC	2,018,743

FNMA — 5.9%
	Federal National Mortgage Association (FNMA):
423,625	5.000% due 5/1/18	430,689
2,318,853	6.000% due 6/1/22-9/1/37	2,380,912
1,817,573	5.500% due 6/1/36	1,842,722
359,100	6.500% due 2/1/37	372,880

	TOTAL FNMA	5,027,203

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $6,803,568)	7,045,946

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.8%
U.S. Government Agencies — 4.1%
1,155,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 7.000% due 3/15/10	1,256,073
	Federal National Mortgage Association (FNMA):
365,000	Bonds, 6.625% due 11/15/30	456,953
	Notes:
369,000	4.625% due 10/15/13	389,520
975,000	5.000% due 4/15/15	1,046,331
343,000	4.875% due 12/15/16	362,528

	Total U.S. Government Agencies	3,511,405

U.S. Government Obligations — 8.7%
	U.S. Treasury Bonds:
553,000	8.875% due 8/15/17	781,631
152,000	6.000% due 2/15/26	183,813
See Notes to Schedule of Investments.

Legg Mason Partners Variable Social Awareness Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

Face
Amount	Security	Value

U.S. Government Obligations — 8.7% (continued)
	U.S. Treasury Notes:
$2,957,000	4.000% due 3/15/10	$3,070,661
2,578,000	3.375% due 11/30/12	2,643,257
697,000	4.250% due 11/15/14	740,835

	Total U.S. Government Obligations	7,420,197

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $10,433,751)	10,931,602

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $77,918,535)	83,567,028

SHORT-TERM INVESTMENT — 1.8%
Repurchase Agreement — 1.8%
1,558,075	Goldman Sachs & Co. repurchase agreement dated 1/31/08, 2.850% due 2/1/08; Proceeds at maturity — $1,558,198; (Fully collateralized by U.S. government obligation, 5.000% due 6/1/36; Market value — $1,595,093) (Cost — $1,558,075)	1,558,075

	TOTAL INVESTMENTS — 99.8% (Cost — $79,476,610#)	85,125,103
	Other Assets in Excess of Liabilities — 0.2%	189,810

	TOTAL NET ASSETS — 100.0%	$85,314,913

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Social Awareness Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(d) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,431,080
Gross unrealized depreciation	(2,782,587)

Net unrealized appreciation	$5,648,493

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2008

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: March 26, 2008